INVESTMENT SECURITIES - Schedule of Aggregate Amount of Unrealized Losses on Debt Securities in AFS Investment Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 months	$ 459,344	$ 353,501
12 months or longer	4,719,004	4,850,578
Unrealized Losses
Less than 12 months	(1,233)	(1,724)
12 months or longer	(687,821)	(878,387)
Corporate debt securities
Fair Value
Less than 12 months	0	0
12 months or longer	0	13
Unrealized Losses
Less than 12 months	0	0
12 months or longer	0	0
ABS
Fair Value
Less than 12 months	434,698	353,501
12 months or longer	189,601	11,250
Unrealized Losses
Less than 12 months	(1,230)	(1,724)
12 months or longer	(1,501)	(356)
GNMA - Residential
Fair Value
Less than 12 months	24,646	0
12 months or longer	2,346,590	2,539,940
Unrealized Losses
Less than 12 months	(3)	0
12 months or longer	(253,648)	(339,740)
GNMA - Commercial
Fair Value
Less than 12 months	0	0
12 months or longer	478,674	488,698
Unrealized Losses
Less than 12 months	0	0
12 months or longer	(143,412)	(154,312)
FHLMC and FNMA - Residential
Fair Value
Less than 12 months	0	0
12 months or longer	1,622,952	1,724,770
Unrealized Losses
Less than 12 months	0	0
12 months or longer	(288,059)	(381,470)
FHLMC and FNMA - Commercial
Fair Value
Less than 12 months	0	0
12 months or longer	81,187	85,907
Unrealized Losses
Less than 12 months	0	0
12 months or longer	$ (1,201)	$ (2,509)